Financial Instruments - Losses (Gains) On Derivative Instruments - Cash-flow Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Other Comprehensive (Income) Loss, Cash Flow Hedge, (Gain) Loss, before Reclassification and Tax	$ 6	$ 188	$ 78
Foreign Exchange Forward Contracts | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Other Comprehensive (Income) Loss, Cash Flow Hedge, (Gain) Loss, before Reclassification and Tax	(101)	93
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement - Foreign Currency Cash Flow Hedge (Gain) Loss Reclassified to Earnings, Net	(6)	61
Commodity Contracts | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Other Comprehensive (Income) Loss, Cash Flow Hedge, (Gain) Loss, before Reclassification and Tax	57	149
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement - Commodity contracts	123	125
Cross Currency Interest Rate Contract [Member] | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Other Comprehensive (Income) Loss, Cash Flow Hedge, (Gain) Loss, before Reclassification and Tax	46	(34)
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement - Cross-currency contracts	48	(31)
Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Loss (Gain) on Cash Flow Hedge Recognized in Net Income, Net, Pretax	165	155
Other Comprehensive (Income) Loss, Cash Flow Hedge, (Gain) Loss, before Reclassification and Tax	$ 2	$ 208